Stockholders' Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2017
Stockholders' Equity (Deficit) [Abstract]
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense for the years ended December 31, 2017, 2016 and 2015 (in thousands):

	Years Ended December 31,
	2017	2016	2015
Research and development expenses	$8,630	$4,576	$827
General and administrative expenses	8,909	5,573	5,669
Total	$17,539	$10,149	$6,496

RSU Activity
The following table presents a summary of our RSU activity and related information (in thousands, except per share data):

	Number of Shares	Weighted Average Grant Date Fair Value per Share
Unvested restricted stock units at December 31, 2016	—	$—
Granted	34	23.04
Vested	—	—
Forfeited	—	—
Unvested restricted stock units at December 31, 2017	34	$23.04

2015 Equity Incentive Plan [Member]
Stockholders' Equity (Deficit) [Abstract]
Stock Option Activity
The following table summarizes the stock option activity for the year ended December 31, 2017 (in thousands, except per share and contractual life data) for the 2015 Plan:

	Number of Shares	Weighted Average Exercise Price per Share	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	5,064	$6.48	9.11	—
Granted	2,890	$15.14
Cancelled/forfeited/expired	(49)	$7.70
Outstanding at December 31, 2017	7,905	$9.64	8.51	$63,971
Exercisable at December 31, 2017	2,964	$6.48	7.84	$32,251

Weighted-Average Assumptions for Stock Options
For the years ended December 31, 2017, 2016 and 2015, we used the following weighted-average assumptions in our Black-Scholes calculations for stock option grants under our 2015 Equity Incentive Plan:

Employee Stock Options:

	Years Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.9%	1.6%	2.0%
Dividend yield	0.0%	0.0%	0.0%
Volatility	79.5%	71.4%	67.9%
Expected life	6.06 years	6.08 years	6.08 years

Board of Director Stock Options:

	Years Ended December 31,
	2017	2016
Risk-free interest rate	1.9%	2.0%
Dividend yield	0.0%	0.0%
Volatility	79.4%	79.6%
Expected life	6.25 years	6.08 years

Ionis 2011 Equity Incentive Plan [Member]
Stockholders' Equity (Deficit) [Abstract]
Stock Option Activity
The following table summarizes the stock option activity for the year ended December 31, 2017 (in thousands, except per share and contractual life data) for options granted to our employees under the Ionis 2011 Equity Incentive:

	Number of Shares	Weighted Average Exercise Price per Share	Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding at December 31, 2016	801	$54.92	5.72	2,203
Granted	628	$45.76
Cancelled/forfeited/expired	(1,429)	$50.90
Outstanding at December 31, 2017	—	$—	—	$—
Exercisable at December 31, 2017	—	$—	—	$—

Weighted-Average Assumptions for Stock Options
For the years ended December 31, 2017, 2016 and 2015, Ionis used the following weighted-average assumptions in its Black-Scholes calculations for stock option grants under the Ionis 2011 Equity Incentive Plan:

Employee Stock Options:

	Years Ended December 31,
	2017	2016	2015
Risk-free interest rate	1.9%	1.5%	1.5%
Dividend yield	0.0%	0.0%	0.0%
Volatility	65.8%	59.4%	54.1%
Expected life	4.5 years	4.5 years	4.5 years